Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Main items related to operating activities
Accounts receivable	$ 18,488	$ 17,270	$ 14,893
Recoverable taxes	4,114	4,090	4,029
Other operating receivables	11,506	9,733	9,336
Prepaid expenses	1,336	837	786
Other current assets	57	64	59
Other current assets	17,013	14,724	14,210
Gross value/Cost
Main items related to operating activities
Accounts receivable	19,162	17,894	15,469
Recoverable taxes	4,209	4,090	4,029
Other operating receivables	11,746	10,306	9,797
Prepaid expenses	1,336	837	786
Other current assets	57	64	59
Other current assets	17,348	15,297	14,671
Valuation allowance/Cumulative impairments
Main items related to operating activities
Accounts receivable	(674)	(624)	(576)
Recoverable taxes	(95)
Other operating receivables	(240)	(573)	(461)
Other current assets	$ (335)	$ (573)	$ (461)